COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Commitments
Schedule of Commitments

	December 31, 2018	December 31, 2017	January 1, 2017

Not later than one year	$3,092	$300	$1,540
Later than one year and not later than five years	74	251	557
Later than five years	10	15	20
	$3,176	$566	$2,117